Earnings/(Loss) per Common Share	12 Months Ended
Dec. 31, 2015
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
EARNINGS/(LOSS) PER COMMON SHARE
NOTE 20: EARNINGS/(LOSS) PER COMMON SHARE
Basic and diluted net earnings/(loss) per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings/(loss) per share for each of the years ended December 31, 2015, 2014 and 2013, are as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net income/(loss) attributable to Navios Logistics' stockholders	$ 22,238	$ (16,704)	$ 9,716

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(loss) per share from continuing operations:
Basic and diluted	$ 1.11	$ (0.84)	$ 0.49

At December 31, 2015, 2014 and 2013, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings/(loss) per share.